Net Income Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options to purchase ordinary shares and restricted share units
Antidilutive securities excluded from computation of earnings per share
Number of shares that were anti-dilutive and excluded from the calculation of diluted net (loss)/income per share	9,826,578	11,398,012	7,627,967